Note 19 - Fair Value Measurements (Details) - Mar. 31, 2015 - JPY (¥) ¥ in Thousands	Total
Note 19 - Fair Value Measurements (Details) [Line Items]
Other Investment Not Readily Marketable, Carrying Value	¥ 31,552
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	29,117
Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) [Line Items]
Other Investment Not Readily Marketable, Fair Value	¥ 2,435